Acquisition	12 Months Ended
Mar. 31, 2011
Acquisition [Abstract]
Acquisition
3. Acquisition
Komatsu Australia Corporate Finance Pty. Ltd.
In May, 2009, Komatsu acquired the additional shares of Komatsu Australia Corporate Finance Pty. Ltd. (hereinafter “KACF”) effected by a capital investment in KACF of ¥1,684 million, 3,144,898 shares out of 3,489,796 shares.
Prior to the additional acquisition, Komatsu held a 50.0% equity interest in KACF and accounted for the investment by the equity method. As a result of the additional investment, Komatsu’s ownership increased to 60.0% and KACF became a consolidated subsidiary of Komatsu.
Komatsu expects the acquisition will expand its business in relation to construction and mining equipment in the entire value chain including retail finance in Oceania strengthening its control and governance to KACF.
Following is a summary of the consideration paid for KACF and the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition as well as the fair value at the acquisition date of the noncontrolling interest:

Millions of yen
Consideration
Cash and cash equivalents	¥1,684

Fair value of total consideration transferred	1,684

Fair value of Komatsu’s equity interest in KACF held before the business combination	696

¥2,380

Recognized amounts of identifiable assets and liabilities assumed Current assets	¥34,478
Property, plant and equipment	15,692
Intangible assets	2
Other assets	232
Total assets acquired	50,404

Current liabilities	(33,174)
Long-term liabilities	(13,999)
Total liabilities assumed	(47,173)

Net assets acquired	3,231
Noncontrolling interest	(1,587)
Goodwill	736

¥2,380

The goodwill of ¥736 million was assigned to the construction, mining and utility equipment segment. Goodwill is not deductible for tax purposes.
Remeasurement to fair value its 50% equity interest in KACF held before the business combination did not have a material impact on the consolidated income statement for the year ended March 31, 2010.
The amounts of KACF’s sales and net income attributable to Komatsu Ltd. included in Komatsu’s consolidated income statement for the year ended March 31, 2010 were immaterial. The sales and net income attributable to Komatsu Ltd. of the combined entity had the acquisition date been April 1, 2009 or April 1, 2008 would not also differ materially from the amounts reported in the consolidated financial statements for the fiscal years ended March 31, 2010 and 2009.